Note 9 - Investment in Juanicipio (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Interest received	$ 7,639	$ 3,564
Juanicipio property [member]
Statement Line Items [Line Items]
Interest earned from loans to joint venture	$ 8,150	2,394
Juanicipio property [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	56.00%
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage	44.00%
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity (in shares)	9,314,877
Juanicipio Entities [member]
Statement Line Items [Line Items]
Interest received	$ 7,639	3,564
Loan converted to shareholder capital	7,251	0
Cash contributions made in the form of loans	24,992	22,726
Cash contributions made in the form of equity	$ 2,276	$ 8,140